Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Other Intangible Assets [Line Items]
Goodwill	$ 1,975.5	$ 1,975.5
Goodwill, Impairment Loss	$ 0.0
Columbia Gas Transmission
Goodwill And Other Intangible Assets [Line Items]
Fair Value Inputs, Discount Rate	5.60%
Fair value amount above carrying value of goodwill	$ 1,643.0